Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2014-2017) (Detail) - Plan 2014-17 [member] $ in Millions	12 Months Ended
	Dec. 31, 2017 ARS ($)	Dec. 31, 2017 $ / shares	Dec. 31, 2016 ARS ($)	Dec. 31, 2016 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the year	99,278		234,130
Granted	6,269		6,978
Settled	(105,201)		(123,926)
Expired	(346)		(17,904)
Amount at end of year			99,278
Expense recognized during the year | $	$ 8		$ 28
Fair value of shares on grant date (in U.S. dollars) | $ / shares		$ 33.41		$ 33.41